Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Future minimum charter revenues next twelve months	$ 1,730,000
Commitments and contingencies
San Remo [Member]
Commitments and contingencies	$ 16,880,000